Earnings/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares
Numerator:
Net loss	¥ (2,025,508)	$ (310,426)	¥ (202,416)		¥ (507,988)
Denominator:
Continuing operations | (per share)	¥ (4.28)	$ (0.66)	¥ 0.49		¥ (0.28)
Basic loss per share (in dollars per share) | (per share)	(5.23)	(0.80)	(0.52)		(1.32)
Continuing operations | (per share)	(4.28)	(0.66)	0.48		(0.28)
Discontinued operations | (per share)	(0.95)	(0.14)	(1.01)		(1.04)
Diluted loss per share (in dollars per share) | (per share)	¥ (5.23)	$ (0.80)	¥ (0.52)		¥ (1.32)
Class A ordinary shares
Numerator:
Net (loss)/Income from continuing operations attributable to ordinary shareholders-basic	¥ (1,050,575)	$ (161,011)	¥ 120,206		¥ (67,413)
Loss from discontinued operations, net of tax	(233,369)	(35,765)	(248,704)		(253,101)
Net loss attributable to ordinary shareholders	(1,283,944)	(196,776)	(128,498)		(320,514)
Reallocation of net (loss)/income from continuing operations attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(606,777)	(92,993)	69,148		(39,430)
Reallocation of net loss from discontinued operations, net of tax attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(134,787)	(20,657)	(143,066)		(148,044)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(741,564)	(113,650)	(73,918)		(187,474)
Net loss attributable to ordinary shareholders-diluted	¥ (2,025,508)	$ (310,426)	¥ (202,416)		¥ (507,988)
Denominator:
Weighted average number of ordinary shares outstanding-basic	245,626,959	245,626,959	246,614,615		242,542,728
Continuing operations | (per share)	¥ (4.28)	$ (0.66)	¥ 0.49		¥ (0.28)
Discontinued operations | (per share)	¥ (0.95)	$ (0.14)	¥ (1.01)		¥ (1.04)
Conversion of Class C and Class B to Class A ordinary shares (Note 19)	141,865,947	141,865,947	141,865,947		141,865,947
Weighted average number of ordinary shares for continuing operations outstanding - diluted	387,492,906	387,492,906	393,154,247		384,408,675
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	387,492,906	387,492,906	388,480,562		384,408,675
Weighted average number of ordinary shares outstanding - diluted	387,492,906	387,492,906	388,480,562		384,408,675
Basic loss per share (in dollars per share) | (per share)	¥ (5.23)	$ (0.80)	¥ (0.52)		¥ (1.32)
Continuing operations | (per share)	(4.28)	(0.66)	0.48		(0.28)
Discontinued operations | (per share)	(0.95)	(0.14)	¥ (1.01)		¥ (1.04)
Diluted loss per share (in dollars per share) | (per share)	¥ (5.23)	$ (0.80)		$ (0.52)		$ (1.32)
Class A ordinary shares | Restricted Shares
Denominator:
Conversion of Class C and Class B to Class A ordinary shares (Note 19)			4,673,685
Class B ordinary shares
Numerator:
Net (loss)/Income from continuing operations attributable to ordinary shareholders-basic	¥ (402,371)	$ (61,665)	¥ 45,854		¥ (26,147)
Loss from discontinued operations, net of tax	(89,381)	(13,699)	(94,871)		(98,172)
Net loss attributable to ordinary shareholders	(491,752)	(75,364)	(49,017)		(124,319)
Net loss attributable to ordinary shareholders-diluted	¥ (491,752)	$ (75,364)	¥ (49,017)		¥ (124,319)
Denominator:
Weighted average number of ordinary shares outstanding-basic	94,075,249	94,075,249	94,075,249		94,075,249
Continuing operations | (per share)	¥ (4.28)	$ (0.66)	¥ 0.49		¥ (0.28)
Discontinued operations | (per share)	¥ (0.95)	$ (0.14)	¥ (1.01)		¥ (1.04)
Weighted average number of ordinary shares for continuing operations outstanding - diluted	94,075,249	94,075,249	94,075,249		94,075,249
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	94,075,249	94,075,249	94,075,249		94,075,249
Weighted average number of ordinary shares outstanding - diluted	94,075,249	94,075,249	94,075,249		94,075,249
Basic loss per share (in dollars per share) | (per share)	¥ (5.23)	$ (0.80)	¥ (0.52)		¥ (1.32)
Continuing operations | (per share)	(4.28)	(0.66)	0.48		(0.28)
Discontinued operations | (per share)	(0.95)	(0.14)	¥ (1.01)		¥ (1.04)
Diluted loss per share (in dollars per share) | (per share)	¥ (5.23)	$ (0.80)		(0.52)		(1.32)
Class C ordinary shares
Numerator:
Net (loss)/Income from continuing operations attributable to ordinary shareholders-basic	¥ (204,406)	$ (31,328)	¥ 23,294		¥ (13,283)
Loss from discontinued operations, net of tax	(45,406)	(6,958)	(48,195)		(49,872)
Net loss attributable to ordinary shareholders	(249,812)	(38,286)	(24,901)		(63,155)
Net loss attributable to ordinary shareholders-diluted	¥ (249,812)	$ (38,286)	¥ (24,901)		¥ (63,155)
Denominator:
Weighted average number of ordinary shares outstanding-basic	47,790,698	47,790,698	47,790,698		47,790,698
Continuing operations | (per share)	¥ (4.28)	$ (0.66)	¥ 0.49		¥ (0.28)
Discontinued operations | (per share)	¥ (0.95)	$ (0.14)	¥ (1.01)		¥ (1.04)
Weighted average number of ordinary shares for continuing operations outstanding - diluted	47,790,698	47,790,698	47,790,698		47,790,698
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	47,790,698	47,790,698	47,790,698		47,790,698
Weighted average number of ordinary shares outstanding - diluted	47,790,698	47,790,698	47,790,698		47,790,698
Basic loss per share (in dollars per share) | (per share)	¥ (5.23)	$ (0.80)	¥ (0.52)		¥ (1.32)
Continuing operations | (per share)	(4.28)	(0.66)	0.48		(0.28)
Discontinued operations | (per share)	(0.95)	(0.14)	¥ (1.01)		¥ (1.04)
Diluted loss per share (in dollars per share) | (per share)	¥ (5.23)	$ (0.80)		$ (0.52)		$ (1.32)